DEUTSCHE ASSET MANAGEMENT VIT FUNDS
                 Supplement dated October 11, 2001 to
          Nasdaq-100 Index Fund Prospectus dated August 10, 2001

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Nasdaq-100, Nasdaq-100 Index, and Nasdaq are registered trademarks of The Nasdaq Stock Market, Inc. (Nasdaq)

The following information replaces in its entirety the information found on page 9 in the section "Information
Regarding the Index" in the Fund's Prospectus:

     The Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.(including its affiliates)
(Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The
Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Deutsche Asset Management, Inc. (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100
Index(R) which is determined, composed and calculated by Nasdaq without regard to the Licensee or the Fund.

     Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

     THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR
UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY
DATA INCLUDED THEREIN.  THE CORPORATIONS MAKE NO WARRANTY,
EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR
ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA
INCLUDED THEREIN.  THE CORPORATIONS MAKE NO EXPRESS OR
IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES
OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR
USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA
INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING,
IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR
ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE,
INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF
THE POSSIBILITY OF SUCH DAMAGES.

The section on page 9 entitled "Foreign Stock Market Risk" in the Fund's Prospectus should be deleted in its entirety.

           Please Retain This Supplement For Future Reference